Angel Oak Total Return ETF
Schedule of Investments
April 30, 2026 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 43.9%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QE0312, 2.00%, 04/01/2052	$771,578	$618,950
Pool RB5149, 2.50%, 03/01/2042	705,998	630,844
Pool RQ0028, 6.00%, 07/01/2055	454,896	464,671
Pool SD6284, 2.00%, 01/01/2054	311,016	249,722
Pool SD8224, 2.50%, 07/01/2052	300,101	252,565
Pool SD8317, 6.00%, 04/01/2053	163,453	168,015
Pool SD8523, 5.00%, 04/01/2055	475,936	469,454
Pool SL1232, 5.00%, 04/01/2055	753,443	745,009
Pool SL3938, 5.50%, 07/01/2054	557,062	561,659
Federal National Mortgage Association
Pool BT0240, 2.00%, 09/01/2051	604,477	485,863
Pool BV7773, 2.50%, 04/01/2052	658,719	553,981
Pool CA9273, 2.00%, 02/01/2051	245,640	198,191
Pool CB0456, 2.50%, 05/01/2051	598,289	502,480
Pool CB2806, 2.50%, 02/01/2052	790,403	672,778
Pool CB3164, 2.50%, 03/01/2052	934,975	788,730
Pool CB7336, 5.50%, 10/01/2053	528,090	532,745
Pool FM5066, 3.00%, 10/01/2050	370,182	325,954
Pool FM6672, 2.50%, 03/01/2051	38,300	32,299
Pool FM7652, 2.50%, 06/01/2051	187,309	158,476
Pool MA3810, 2.50%, 10/01/2039	558,390	509,443
Pool MA4128, 2.00%, 09/01/2040	576,913	506,132
Pool MA4437, 2.00%, 10/01/2051	600,800	484,037
Pool MA4512, 2.50%, 01/01/2052	251,905	212,735
Pool MA4520, 2.00%, 01/01/2042	558,747	484,844
Pool MA4547, 2.00%, 02/01/2052	553,171	444,778
Pool MA4548, 2.50%, 02/01/2052	77,065	64,980
Pool MA4563, 2.50%, 03/01/2052	30,201	25,465
Pool MA4653, 3.00%, 07/01/2052	339,300	297,928
Pool MA5551, 4.50%, 12/01/2054	254,404	244,996
Pool MA5615, 6.00%, 02/01/2055	193,740	197,903
Pool MA5646, 5.50%, 03/01/2055	238,970	240,410
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $12,312,202)		12,126,037

CORPORATE OBLIGATIONS - 26.5%	Par	Value
Basic Materials - 1.1%
Barrick North America Finance LLC, 5.75%, 05/01/2043	30,000	29,921
Dow Chemical Co., 5.15%, 02/15/2034	50,000	49,348
First Quantum Minerals Ltd., 7.25%, 02/15/2034 (a)	20,000	20,577
Glencore Funding LLC, 2.63%, 09/23/2031 (a)	35,000	31,326
Methanex US Operations, Inc., 6.25%, 03/15/2032 (a)	35,000	36,038
Mosaic Co., 5.63%, 11/15/2043	35,000	32,906
Nutrien Ltd., 2.95%, 05/13/2030	65,000	61,054
Teck Resources Ltd., 3.90%, 07/15/2030	30,000	29,207
		290,377

Communications - 1.7%
AT&T, Inc., 3.50%, 09/15/2053	70,000	45,367
Bell Telephone Co. of Canada or Bell Canada, 6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055	30,000	30,796
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/2029 (a)	30,000	30,070
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.90%, 06/01/2052	25,000	15,726
Comcast Corp.
6.50%, 11/15/2035	45,000	49,301
3.25%, 11/01/2039	15,000	11,573
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (a)	25,000	26,031
Gen Digital, Inc., 6.25%, 04/01/2033 (a)	25,000	24,377
Meta Platforms, Inc., 5.40%, 08/15/2054	35,000	31,129
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030 (a)	20,000	19,473
Rogers Communications, Inc., 7.13% to 04/15/2035 then 5 yr. CMT Rate + 2.62%, 04/15/2055	45,000	46,451
Sunrise FinCo I BV, 4.88%, 07/15/2031 (a)	15,000	14,422
TELUS Corp., 3.40%, 05/13/2032	35,000	31,891
T-Mobile USA, Inc., 3.40%, 10/15/2052	50,000	32,613
Verizon Communications, Inc., 3.55%, 03/22/2051	45,000	31,374
Videotron Ltd., 3.63%, 06/15/2029 (a)	30,000	29,090
		469,684

Consumer, Cyclical - 1.9%
AutoZone, Inc., 3.75%, 04/18/2029	50,000	49,098
Boyd Gaming Corp., 4.75%, 06/15/2031 (a)	35,000	33,760
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	25,000	24,145
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032 (a)	20,000	20,470
Ford Motor Credit Co. LLC, 4.00%, 11/13/2030	15,000	14,094
General Motors Financial Co., Inc., 6.10%, 01/07/2034	35,000	36,560
Goodyear Tire & Rubber Co., 6.63%, 07/15/2030	25,000	24,763
Home Depot, Inc., 4.50%, 09/15/2032	30,000	30,072
Installed Building Products, Inc., 5.63%, 02/01/2034 (a)	30,000	29,926
Lithia Motors, Inc., 3.88%, 06/01/2029 (a)	25,000	23,972
Lowe's Cos., Inc., 5.50%, 10/15/2035	30,000	30,792
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	20,000	20,912
NVR, Inc., 3.00%, 05/15/2030	50,000	47,117
PulteGroup, Inc., 6.38%, 05/15/2033	30,000	32,382
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033 (a)	30,000	30,468
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 04/01/2032	20,000	20,627
Viking Cruises Ltd., 5.88%, 10/15/2033 (a)	25,000	25,076
Walmart, Inc., 4.15%, 09/09/2032	30,000	29,844
		524,078

Consumer, Non-cyclical - 2.6%
AbbVie, Inc., 4.95%, 03/15/2031	45,000	45,936
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (a)	20,000	20,483
Amgen, Inc., 5.25%, 03/02/2033	30,000	30,709
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (a)	20,000	20,796
BAT International Finance PLC, 5.93%, 02/02/2029	30,000	31,104
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	20,000	20,213
DaVita, Inc., 6.88%, 09/01/2032 (a)	20,000	20,657
Eli Lilly & Co., 4.50%, 02/09/2027	80,000	80,414
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (a)	20,000	21,236
Gilead Sciences, Inc., 2.60%, 10/01/2040	45,000	32,554
Grand Canyon University, 5.13%, 10/01/2028	65,000	64,563
HCA, Inc., 5.90%, 06/01/2053	35,000	33,321
Johnson & Johnson, 5.25%, 06/01/2054	30,000	29,672
Merck & Co., Inc., 2.75%, 12/10/2051	50,000	30,281
Molina Healthcare, Inc., 6.25%, 01/15/2033 (a)	25,000	24,988
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	25,000	23,543
Pfizer, Inc., 1.75%, 08/18/2031	35,000	30,633
Philip Morris International, Inc., 4.88%, 02/15/2028	60,000	60,594
Post Holdings, Inc., 6.38%, 03/01/2033 (a)	25,000	25,006
Simmons Foods, Inc., 4.63%, 03/01/2029 (a)	25,000	24,137
UnitedHealth Group, Inc., 3.50%, 08/15/2039	55,000	45,145
		715,985

Diversified - 0.1%
Stena International SA, 7.25%, 01/15/2031 (a)	20,000	20,349

Energy - 4.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029 (a)	15,000	14,992
Antero Resources Corp., 5.38%, 03/01/2030 (a)	30,000	30,198
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (a)	20,000	20,646
BP Capital Markets America, Inc., 2.94%, 06/04/2051	50,000	31,587
Cenovus Energy, Inc., 2.65%, 01/15/2032	35,000	31,325
Cheniere Energy, Inc., 5.65%, 04/15/2034	90,000	92,744
Columbia Pipelines Holding Co. LLC, 5.68%, 01/15/2034 (a)	60,000	61,345
ConocoPhillips, 6.50%, 02/01/2039	30,000	33,224
Crescent Energy Finance LLC, 7.63%, 04/01/2032 (a)	15,000	15,453
Devon Energy Corp., 5.60%, 07/15/2041	30,000	29,262
DT Midstream, Inc., 4.30%, 04/15/2032 (a)	35,000	33,500
Enbridge, Inc., 7.63% to 01/15/2033 then 5 yr. CMT Rate + 4.42%, 01/15/2083	30,000	32,589
Energy Transfer LP, 8.00% (5 yr. CMT Rate + 4.02%), 05/15/2054	45,000	47,724
Enterprise Products Operating LLC, 6.71% (3 mo. Term SOFR + 3.04%), 06/01/2067	30,000	29,749
EOG Resources, Inc., 4.95%, 04/15/2050	35,000	31,193
EQT Corp., 7.00%, 02/01/2030	45,000	48,144
Excelerate Energy LP, 8.00%, 05/15/2030 (a)	30,000	31,863
Expand Energy Corp., 5.38%, 03/15/2030	60,000	60,636
Exxon Mobil Corp., 4.33%, 03/19/2050	35,000	29,196
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	20,000	21,064
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	20,000	20,543
Halliburton Co., 5.00%, 11/15/2045	35,000	31,429
Helmerich & Payne, Inc., 4.85%, 12/01/2029	45,000	45,013
Hess Midstream Operations LP, 5.50%, 10/15/2030 (a)	15,000	15,015
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/01/2028 (a)	15,000	15,103
Kinder Morgan, Inc., 5.95%, 08/01/2054	30,000	29,627
ONEOK, Inc., 6.05%, 09/01/2033	35,000	36,827
Ovintiv, Inc., 6.50%, 02/01/2038	45,000	47,422
Shell International Finance BV, 3.00%, 11/26/2051	50,000	32,049
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055	30,000	31,882
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	25,000	23,069
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.75%, 03/15/2034 (a)	20,000	20,447
TransCanada PipeLines Ltd., 6.13% to 10/17/2031 then 5 yr. CMT Rate + 2.25%, 10/17/2056	62,000	62,289
Valero Energy Corp., 5.15%, 03/10/2036	50,000	49,249
Venture Global Plaquemines LNG LLC, 6.50%, 01/15/2034 (a)	30,000	31,467
Whistler Pipeline LLC, 5.95%, 09/30/2034 (a)	30,000	30,739
Williams Cos., Inc., 5.80%, 11/15/2054	30,000	29,054
Woodside Finance Ltd., 5.40%, 05/19/2030	30,000	30,659
		1,308,317

Financial - 8.7%
American Homes 4 Rent LP, 5.25%, 03/15/2035	15,000	14,869
AmFam Holdings, Inc., 2.81%, 03/11/2031 (a)	70,000	61,912
Apollo Global Management, Inc., 6.38%, 11/15/2033	30,000	32,122
Arch Capital Group Ltd., 7.35%, 05/01/2034	55,000	62,427
Ares Capital Corp., 3.20%, 11/15/2031	30,000	26,306
Bank of America Corp., 2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031	135,000	124,898
Barclays PLC, 5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035	65,000	64,509
Blackstone Holdings Finance Co. LLC, 6.20%, 04/22/2033 (a)	60,000	63,604
BNP Paribas SA, 5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (a)	75,000	76,332
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (a)	25,000	20,570
CBRE Services, Inc., 5.25%, 06/01/2036 (b)	65,000	63,796
Cousins Properties LP, 5.88%, 10/01/2034	30,000	30,548
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	80,000	80,375
EPR Properties, 3.60%, 11/15/2031	35,000	32,168
EZCORP, Inc., 7.38%, 04/01/2032 (a)	20,000	21,193
Fairfax Financial Holdings Ltd., 5.75%, 05/20/2035	30,000	30,733
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	30,000	30,978
GGAM Finance Ltd., 5.88%, 03/15/2030 (a)	20,000	20,197
Globe Life, Inc., 5.85%, 09/15/2034	30,000	31,081
Goldman Sachs Group, Inc., 4.02% to 10/31/2037 then 3 mo. Term SOFR + 1.63%, 10/31/2038	115,000	100,673
Goodman US Finance Seven, LLC, 5.25%, 04/28/2036 (a)	65,000	64,038
Highwoods Realty LP, 2.60%, 02/01/2031	35,000	31,115
Host Hotels & Resorts LP, 3.50%, 09/15/2030	15,000	14,168
Huntington National Bank, 4.55% to 05/17/2027 then SOFR + 1.65%, 05/17/2028	30,000	29,992
Iron Mountain, Inc., 6.25%, 01/15/2033 (a)	15,000	15,240
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	20,000	20,557
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030 (a)	20,000	20,941
JP Morgan Chase & Co., 5.63%, 08/16/2043	65,000	64,927
JPMorgan Chase & Co., 4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035	65,000	64,292
Keybank National Association, 5.85%, 11/15/2027	30,000	30,580
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044 (a)	50,000	44,843
Liberty Mutual Group, Inc., 6.50%, 03/15/2035 (a)	45,000	47,729
Mid-America Apartments LP, 2.88%, 09/15/2051	50,000	31,320
Millrose Properties, Inc., 6.38%, 08/01/2030 (a)	20,000	20,270
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	110,000	113,361
Munich Re Group, 5.88% to 05/23/2032 then 5 yr. CMT Rate + 3.98%, 05/23/2042 (a)	30,000	30,795
OneMain Finance Corp., 7.13%, 11/15/2031	25,000	25,366
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	25,000	25,131
PennyMac Financial Services, Inc., 6.75%, 02/15/2034 (a)	25,000	24,219
Phillips Edison Grocery Center Operating Partnership I, LP, 5.25%, 08/15/2032	30,000	30,479
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	60,000	61,864
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)	30,000	30,594
Public Storage Operating Co., 5.35%, 08/01/2053	35,000	33,059
Realty Income Corp., 4.90%, 07/15/2033	30,000	29,950
RenaissanceRe Holdings Ltd., 5.80%, 04/01/2035	45,000	46,222
RGA Global Funding, 5.00%, 08/25/2032 (a)	65,000	64,681
RHP Hotel Properties LP / RHP Finance Corp.
4.50%, 02/15/2029 (a)	15,000	14,776
6.50%, 04/01/2032 (a)	20,000	20,535
Safehold GL Holdings LLC, 2.80%, 06/15/2031	70,000	63,523
Sammons Financial Group, Inc., 4.75%, 04/08/2032 (a)	35,000	33,585
Simon Property Group LP, 6.65%, 01/15/2054	30,000	33,223
Starwood Property Trust, Inc., 5.75%, 01/15/2031 (a)	20,000	20,005
UBS Group AG, 7.50%, 02/15/2028	30,000	31,712
US Bancorp, 5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	60,000	62,684
UWM Holdings LLC, 6.25%, 03/15/2031 (a)	25,000	23,201
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (a)	25,000	24,877
Wells Fargo Bank NA, 6.60%, 01/15/2038	30,000	32,905
Welltower OP LLC, 4.25%, 04/15/2028	30,000	29,972
		2,396,022

Industrial - 1.5%
Boeing Co., 5.04%, 05/01/2027	28,000	28,160
Builders FirstSource, Inc., 6.75%, 05/15/2035 (a)	20,000	20,223
Canadian National Railway Co., 3.20%, 08/02/2046	90,000	63,818
FTAI Aviation Investors LLC, 5.88%, 04/15/2033 (a)	20,000	19,910
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (a)	20,000	20,495
L3Harris Technologies, Inc., 4.85%, 04/27/2035	30,000	29,445
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (a)	15,000	15,246
6.75%, 03/01/2033 (a)	20,000	20,294
Reworld Holding Corp., 4.88%, 12/01/2029 (a)	25,000	24,023
RTX Corp., 6.10%, 03/15/2034	35,000	37,688
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	20,000	20,214
Union Pacific Corp., 3.20%, 05/20/2041	80,000	62,085
Vulcan Materials Co., 4.50%, 06/15/2047	35,000	29,398
Waste Connections, Inc., 2.95%, 01/15/2052	50,000	31,706
		422,705

Technology - 0.8%
Amkor Technology, Inc., 5.88%, 10/01/2033 (a)	20,000	20,134
Apple, Inc., 4.50%, 02/23/2036	50,000	49,909
Broadcom, Inc., 4.60%, 07/15/2030	45,000	45,219
Intel Corp., 3.75%, 08/05/2027	65,000	64,479
Leidos, Inc., 5.40%, 03/15/2032	30,000	30,593
Zebra Technologies Corp., 6.50%, 06/01/2032 (a)	20,000	20,401
		230,735

Utilities - 3.4%
AltaGas Ltd., 7.20% to 10/15/2034 then 5 yr. CMT Rate + 3.57%, 10/15/2054 (a)	30,000	31,183
American Electric Power Co., Inc., 7.05% to 12/15/2029 then 5 yr. CMT Rate + 2.75%, 12/15/2054	30,000	31,411
CenterPoint Energy, Inc., 6.85% to 02/15/2035 then 5 yr. CMT Rate + 2.95%, 02/15/2055	30,000	31,697
Consolidated Edison Co. of New York, Inc., 3.95%, 04/01/2050	40,000	30,916
Duke Energy Florida LLC, 6.40%, 06/15/2038	30,000	32,829
Entergy Corp., 7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054	60,000	61,807
Evergy, Inc., 2.90%, 09/15/2029	65,000	61,711
Exelon Corp., 4.05%, 04/15/2030	30,000	29,396
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (a)	20,000	20,077
Monongahela Power Co., 5.40%, 12/15/2043 (a)	50,000	47,456
New York State Electric & Gas Corp., 1.95%, 10/01/2030 (a)	35,000	30,639
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/2034	30,000	30,426
NiSource, Inc., 4.38%, 05/15/2047	75,000	61,073
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	20,000	20,246
PG&E Corp., 7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	30,000	30,876
PPL Capital Funding, Inc., 5.25%, 09/01/2034	30,000	30,306
Public Service Co. of Colorado, 5.25%, 04/01/2053	50,000	45,395
Sempra, 6.55% to 04/01/2035 then 5 yr. CMT Rate + 2.14%, 04/01/2055	30,000	30,323
Sierra Pacific Power Co., 6.20% to 12/15/2030 then 5 yr. CMT Rate + 2.55%, 12/15/2055	70,000	69,118
Southern California Edison Co., 4.00%, 04/01/2047	85,000	62,803
Southern Co., 4.40%, 07/01/2046	55,000	45,351
Virginia Electric and Power Co., 4.45%, 02/15/2044	35,000	29,687
Vistra Operations Co. LLC, 6.00%, 04/15/2034 (a)	30,000	30,980
Wisconsin Electric Power Co., 4.60%, 10/01/2034	30,000	29,662
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029 (a)	15,000	15,606
		940,974
TOTAL CORPORATE OBLIGATIONS (Cost $7,366,766)		7,319,226

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 11.6%	Par	Value
A&D Mortgage LLC, Series 2026-NQM3, Class A1, 5.08%, 04/25/2071 (a)(d)	250,000	250,401
ATLX Trust, Series 2024-RPL1, Class M1, 4.40%, 04/25/2064 (a)(d)	150,000	146,874
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, 1.70%, 04/25/2060 (a)(d)	165,727	154,610
CIM Trust, Series 2022-R1, Class M3, 4.00%, 01/25/2061 (a)(d)	250,000	201,574
COLT Funding LLC
Series 2021-1, Class M1, 2.29%, 06/25/2066 (a)(d)	100,000	81,061
Series 2021-RPL1, Class M2, 3.08%, 09/25/2061 (a)(d)	250,000	222,662
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1, 3.57%, 07/25/2049 (a)(c)	47,708	46,343
Series 2021-NQM6, Class A3, 1.59%, 07/25/2066 (a)(d)	53,280	46,346
Ellington Financial Mortgage Trust, Series 2022-1, Class B1, 3.86%, 01/25/2067 (a)(d)	200,000	157,128
GS Mortgage-Backed Securities Trust
Series 2024-PJ10, Class AX1, 0.65%, 04/25/2055 (a)(d)(e)	5,434,790	45,147
Series 2024-RPL2, Class M1, 4.11%, 07/25/2061 (a)(d)	500,000	476,021
JP Morgan Mortgage Trust, Series 2023-6, Class AX1, 0.20%, 12/26/2053 (a)(d)(e)	1,572,947	2,882
New Residential Mortgage Loan Trust, Series 2025-NQM5, Class M1, 6.09%, 08/25/2065 (a)(d)	250,000	251,993
Onslow Bay Mortgage Loan Trust, Series 2022-J2, Class A10, 3.00%, 08/25/2052 (a)(d)	350,000	264,273
Saluda Grade Mortgage Funding LLC, Series 2025-LOC5, Class B1, 7.40% (1 mo. Term SOFR + 3.75%), 10/25/2055 (a)	250,000	251,192
Sequoia Mortgage Trust, Series 2026-1, Class A1, 5.00%, 02/25/2056 (a)(d)	190,396	186,409
Starwood Mortgage Residential Trust, Series 2022-3, Class A1, 5.16%, 03/25/2067 (a)(d)	140,860	140,518
Towd Point Mortgage Trust, Series 2021-1, Class A1, 2.25%, 11/25/2061 (a)(d)	210,800	198,004
Visio Trust, Series 2021-1R, Class A3, 1.69%, 05/25/2056 (a)	86,630	81,823
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $3,196,512)		3,205,261

U.S. TREASURY BONDS - 4.2%	Par	Value
1.13%, 05/15/2040	920,000	576,276
2.50%, 02/15/2046	860,000	587,588
TOTAL U.S. TREASURY BONDS (Cost $1,197,285)		1,163,864

COLLATERALIZED LOAN OBLIGATIONS - 3.6%	Par	Value
Asset Backed Securities - 3.6%
Willow Tree CLO Ltd., Series 2024-1A, Class B, 5.88% (3 mo. Term SOFR + 2.20%), 10/17/2034 (a)	1,000,000	999,972
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,003,098)		999,972

ASSET-BACKED SECURITIES - 3.4%	Par	Value
Automobile - 1.2%
ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 06/20/2029 (a)	37,176	36,814
CPS Auto Trust, Series 2025-B, Class E, 7.95%, 03/15/2033 (a)	24,000	24,798
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031 (a)	25,000	25,096
Research-Driven Pagaya Motor Asset Trust, Series 2026-R1A, Class B, 6.21%, 07/25/2034 (a)	250,000	250,389
		337,097

Consumer - 2.2%
ACHD Trust, Series 2025-DS1, Class B, 9.38%, 01/09/2034 (a)	100,000	101,161
Pagaya AI Debt Selection Trust
Series 2025-8, Class B, 5.41%, 07/15/2033 (a)	114,960	114,421
Series 2025-R2, Class D, 5.80%, 10/15/2032 (a)	99,166	98,581
RCKT Mortgage Trust, Series 2025-2A, Class E, 7.83%, 11/27/2034 (a)	50,000	48,863
Regional Management Issuance Trust, Series 2022-1, Class D, 6.72%, 03/15/2032 (a)	250,000	250,414
		613,440
TOTAL ASSET-BACKED SECURITIES (Cost $947,140)		950,537

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 2.0%	Par	Value
Federal Home Loan Mortgage Corp.
Series K-170, Class A2, 5.00%, 02/25/2035 (d)	300,000	308,476
Series K-171, Class A2, 4.40%, 06/25/2035 (d)	250,000	245,544
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $560,832)		554,020

EXCHANGE TRADED FUNDS - 1.1%	Shares	Value
Invesco Senior Loan ETF	14,479	297,978
TOTAL EXCHANGE TRADED FUNDS (Cost $300,012)		297,978

SHORT-TERM INVESTMENTS - 5.1%	Shares	Value
Money Market Funds – 5.1% First American Government Obligations Fund - Class U, 3.60% (f)	1,406,444	1,406,444
TOTAL SHORT-TERM INVESTMENTS (Cost $1,406,444)		1,406,444

TOTAL INVESTMENTS - 101.4% (Cost $28,290,291)		28,023,339
Liabilities in Excess of Other Assets - (1.4)%		(388,107)
TOTAL NET ASSETS - 100.0%		$27,635,232

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of April 30, 2026, the value of these securities total $7,345,100 or 26.6% of the Fund’s net assets.

(b)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(c)	Step coupon bond. The rate disclosed is as of April 30, 2026.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2026.

(e)	Interest only security.
(f)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Angel Oak Total Return ETF
Schedule of Open Futures Contracts
April 30, 2026 (Unaudited)

Long Futures Contracts	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	35	06/30/2026	$3,774,258	$(15,115)

The average monthly notional value of long and short futures contracts during the period ended April 30, 2026, was $1,433,805 and ($326,789), respectively.

 Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including, but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short-term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps, and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker-dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities – U.S. Government Agency	$–	$12,126,037	$–	$12,126,037
Corporate Obligations	–	7,319,226	–	7,319,226
Residential Mortgage-Backed Securities	–	3,205,261	–	3,205,261
U.S. Treasury Bonds	–	1,163,864	–	1,163,864
Collateralized Loan Obligations	–	999,972	–	999,972
Asset-Backed Securities	–	950,537	–	950,537
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	554,020	–	554,020
Exchange Traded Funds	297,978	–	–	297,978
Short-term Investments	1,406,444	–	–	1,406,444
Total	$1,704,422	$26,318,917	$–	$28,023,339

Other Financial Instruments
Liabilities
Futures Contracts *	$(15,115)	$–	$–	$(15,115)

* Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories.